TAXES PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Taxes Payable [Line Items]
Taxes payable	$ 0	$ 113,429
Taxes payable	0	114,112
Less: taxes refund from discontinued operations	0	(683)
Value added tax [Member]
Taxes Payable [Line Items]
Taxes payable	0	11,896
Enterprise income tax [Member]
Taxes Payable [Line Items]
Taxes payable	0	97,299
Employee withholding taxes [Member]
Taxes Payable [Line Items]
Taxes payable	0	3,727
City construction tax [Member]
Taxes Payable [Line Items]
Taxes payable	0	595
Other levies [Member]
Taxes Payable [Line Items]
Taxes payable	$ 0	$ 595